PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.1%
Communication Services : 1.5%
8,900  Nexstar Media Group,
Inc.
$ 1,275,993
0.9
13,000
(1)
Ziff Davis, Inc.
827,970
0.6
2,103,963
1.5
Consumer Discretionary : 9.2%
21,000
(1)
Adient PLC
770,700
0.5
73,000  American Eagle
Outfitters, Inc.
1,212,530
0.8
6,700  Group 1 Automotive,
Inc.
1,800,357
1.2
27,400
Hibbett, Inc.
1,301,774
0.9
64,700  International Game
Technology PLC
1,961,704
1.4
25,600
KB Home
1,184,768
0.8
24,000
(1)
Light & Wonder, Inc.
1,711,920
1.2
21,020  Red Rock Resorts, Inc.
- Class A
861,820
0.6
13,500
Signet Jewelers Ltd.
969,435
0.7
25,700
(1)
Taylor Morrison Home
Corp.
1,095,077
0.8
9,000
(1)
YETI Holdings, Inc.
433,980
0.3
13,304,065
9.2
Consumer Staples : 3.3%
27,300
(1)
BellRing Brands, Inc.
1,125,579
0.8
19,676
(1)
Chefs' Warehouse, Inc.
416,738
0.3
44,900
(1)
Hostess Brands, Inc.
1,495,619
1.0
38,700
(1)
TreeHouse Foods, Inc.
1,686,546
1.2
4,724,482
3.3
Energy : 11.3%
23,300
(1)
Callon Petroleum Co.
911,496
0.6
7,800
Chord Energy Corp.
1,264,146
0.9
30,800
Civitas Resources, Inc.
2,490,796
1.7
74,800
(1)
Diamond Offshore
Drilling, Inc.
1,098,064
0.7
68,800
Golar LNG Ltd.
1,669,088
1.1
26,400  Helmerich & Payne,
Inc.
1,113,024
0.8
40,600
Murphy Oil Corp.
1,841,210
1.3
122,500  Permian Resources
Corp.
1,710,100
1.2
31,500
S.M. Energy Co.
1,248,975
0.9
67,800
(1)
Talos Energy, Inc.
1,114,632
0.8
230,200
(1)
Transocean Ltd.
1,889,942
1.3
16,351,473
11.3
Financials : 24.0%
40,700
Ameris Bancorp
1,562,473
1.1
23,000
AMERISAFE, Inc.
1,151,610
0.8
14,400  Argo Group
International Holdings
Ltd.
429,696
0.3
59,300  Atlantic Union
Bankshares Corp.
1,706,654
1.2
91,100
(1)
AvidXchange Holdings,
Inc.
863,628
0.6
7,400  Axis Capital Holdings
Ltd.
417,138
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
44,500
(1)
Axos Financial, Inc.
$ 1,684,770
1.2
58,700
(1)
Bancorp, Inc.
2,025,150
1.4
57,200  Blackstone Mortgage
Trust, Inc. - Class A
1,244,100
0.9
42,800  Cathay General
Bancorp
1,487,728
1.0
37,800  Hancock Whitney
Corp.
1,398,222
1.0
42,800  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
907,360
0.6
20,400
Houlihan Lokey, Inc.
2,185,248
1.5
28,500  Independent Bank
Corp.
1,399,065
1.0
112,279  MGIC Investment
Corp.
1,873,936
1.3
155,100  New York Community
Bancorp, Inc.
1,758,834
1.2
66,700
Radian Group, Inc.
1,674,837
1.2
52,600
Renasant Corp.
1,377,594
0.9
24,900
SouthState Corp.
1,677,264
1.2
49,000  Starwood Property
Trust, Inc.
948,150
0.6
21,100
Stifel Financial Corp.
1,296,384
0.9
18,300
(1)
Triumph Financial, Inc.
1,185,657
0.8
19,300
UMB Financial Corp.
1,197,565
0.8
38,100  Western Alliance
Bancorp
1,751,457
1.2
39,700
WSFS Financial Corp.
1,449,050
1.0
34,653,570
24.0
Health Care : 4.0%
26,200
(1)
89bio, Inc.
404,528
0.3
16,800
(1)
Agios
Pharmaceuticals, Inc.
415,800
0.3
17,600
(1)
Haemonetics Corp.
1,576,608
1.1
15,600
(1)
Ideaya Biosciences,
Inc.
420,888
0.3
25,200
(1)
Immatics NV
291,816
0.2
19,400
(1)
Insmed, Inc.
489,850
0.3
8,300
(1)
LivaNova PLC
438,904
0.3
7,200
(1)
Merit Medical Systems,
Inc.
496,944
0.3
13,900
(1)
Prestige Consumer
Healthcare, Inc.
794,941
0.6
23,800
(1)
Varex Imaging Corp.
447,202
0.3
5,777,481
4.0
Industrials : 16.5%
39,200
ABM Industries, Inc.
1,568,392
1.1
132,500
(1)
Alight, Inc. - Class A
939,425
0.7
68,200
(1)
API Group Corp.
1,768,426
1.2
7,700
ArcBest Corp.
782,705
0.5
22,400
(1)
Beacon Roofing
Supply, Inc.
1,728,608
1.2
51,700
(1)
Core & Main, Inc.
- Class A
1,491,545
1.0
8,300
EMCOR Group, Inc.
1,746,237
1.2
35,400
(1)
Fluor Corp.
1,299,180
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
47,400
FTAI Aviation Ltd.
$ 1,685,070
1.2
41,000  Heartland Express,
Inc.
602,290
0.4
12,500
Herc Holdings, Inc.
1,486,750
1.0
27,000
Hillenbrand, Inc.
1,142,370
0.8
15,500
ICF International, Inc.
1,872,555
1.3
13,200
KBR, Inc.
778,008
0.5
16,600
Moog, Inc. - Class A
1,875,136
1.3
28,600
(1)
Parsons Corp.
1,554,410
1.1
14,800  Science Applications
International Corp.
1,561,992
1.1
23,883,099
16.5
Information Technology : 6.0%
13,300
(1)
Blackbaud, Inc.
935,256
0.6
41,700
(1)
Cerence, Inc.
849,429
0.6
9,900
(1)
Diodes, Inc.
780,516
0.5
33,100
(1)
Extreme Networks, Inc.
801,351
0.6
64,400
(1)
Knowles Corp.
953,764
0.7
18,200  Progress Software
Corp.
956,956
0.7
16,900
(1)
Rambus, Inc.
942,851
0.6
47,900
(1)
SMART Global
Holdings, Inc.
1,166,365
0.8
20,400
(1)
Ultra Clean Holdings,
Inc.
605,268
0.4
28,800  Vishay Intertechnology,
Inc.
711,936
0.5
8,703,692
6.0
Materials : 6.8%
19,300
(1)
ATI, Inc.
794,195
0.6
38,300
Avient Corp.
1,352,756
0.9
18,600
Cabot Corp.
1,288,422
0.9
13,600  Carpenter Technology
Corp.
914,056
0.6
67,400
(1)
Constellium SE
1,226,680
0.8
18,400
HB Fuller Co.
1,262,424
0.9
14,400
Materion Corp.
1,467,504
1.0
91,900
(1)
O-I Glass, Inc.
1,537,487
1.1
9,843,524
6.8
Real Estate : 9.9%
86,400  Apple Hospitality REIT,
Inc.
1,325,376
0.9
14,300
Centerspace
861,718
0.6
76,000  DigitalBridge Group,
Inc.
1,336,080
0.9
25,800  First Industrial Realty
Trust, Inc.
1,227,822
0.9
95,900  Kite Realty Group
Trust
2,054,178
1.4
41,200
NETSTREIT Corp.
641,896
0.4
43,600
Rayonier, Inc.
1,240,856
0.9
43,900
SL Green Realty Corp.
1,637,470
1.1
37,100
STAG Industrial, Inc.
1,280,321
0.9
88,200  Tanger Factory Outlet
Centers, Inc.
1,993,320
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
13,700
Terreno Realty Corp.
$ 778,160
0.5
14,377,197
9.9
Utilities : 3.6%
28,500  Clearway Energy, Inc.
- Class C
603,060
0.4
35,900  New Jersey Resources
Corp.
1,458,617
1.0
24,600
ONE Gas, Inc.
1,679,688
1.2
37,300  Portland General
Electric Co.
1,509,904
1.0
5,251,269
3.6
Total Common Stock
(Cost $124,219,260)
138,973,815
96.1
EXCHANGE-TRADED FUNDS : 1.9%
38,700  SPDR S&P Biotech
ETF
2,825,874
1.9
Total Exchange-Traded
Funds
(Cost $3,220,518)
2,825,874
1.9
Total Long-Term
Investments
(Cost $127,439,778)
141,799,689
98.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.6%
Mutual Funds : 2.6%
3,756,869
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $3,756,869) $ 3,756,869 2.6
Total Short-Term
Investments
(Cost $3,756,869)
3,756,869
2.6
Total Investments in
Securities
(Cost $131,196,647) $ 145,556,558 100.6
Liabilities in Excess
of Other Assets (932,044) (0.6)
Net Assets $ 144,624,514 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 138,973,815 $ — $ — $ 138,973,815
Exchange-Traded Funds 2,825,874 — — 2,825,874
Short-Term Investments 3,756,869 — — 3,756,869
Total Investments, at fair value $ 145,556,558 $ — $ — $ 145,556,558
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,488,644
Gross Unrealized Depreciation (7,128,733)
Net Unrealized Appreciation $ 14,359,911